Other Assets (Current)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other Assets (Current) [Abstract]
Other assets (current)

10. Other assets (current)

Prepayments[1]	935,172	59,836
Office rental bond	100,009	24,124
	1,035,181	83,960

[1]	Prepayments consist prepaid clinical trial insurances, prepaid R&D expenditure relating to PsiGAD and IHL-675A clinical trials and scientific, marketing, and adverting subscription services.
10. Other assets (current)
Prepayments	45,911	29,784
Office rental bond	24,124	-
Prepayment clinical trial insurance	13,925	6,306
	83,960	36,090